Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 3,077
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	1,769
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	1,308
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	1,244
Services and Manufacturing [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	660
Services and Manufacturing [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	584
Services and Manufacturing [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Services and Manufacturing [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
R&D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	1,833
R&D Contract [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	1,109
R&D Contract [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	724
R&D Contract [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
R&D Contract [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total